ASSET RETIREMENT OBLIGATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Asset Retirement Obligations [Table Text Block]
	June 30, 2012	December 31, 2011

Balance, beginning of period	$171,395	$155,395
Accretion expense	8,000	16,000
Balance, end of period	$179,395	$171,395

	2011	2010

Balance, beginning of year	$155,395	$71,906
Change in obligation	-	76,298
Accretion expense	16,000	7,191
Balance, end of year	$171,395	$155,395